Schedule of Investments (unaudited)
August 31, 2026
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.1%
Applied Aerospace & Defense, Inc.(a)	565,175	$ 7,460,310
ATI, Inc.(a)	122,461	25,006,536
General Electric Co.	118,116	39,652,722
Honeywell Aerospace, Inc.(a)	189,459	29,955,363
Howmet Aerospace, Inc.	139,215	34,100,714
RTX Corp.	130,978	27,208,060
StandardAero, Inc.(a)	875,491	21,440,775
Woodward, Inc.	37,727	12,820,389
		197,644,869
Biotechnology — 2.4%
Apogee Therapeutics, Inc.(a)	861,247	116,337,245
Chemicals — 1.9%
Air Products & Chemicals, Inc.	77,314	23,925,590
Corteva, Inc.	530,644	44,908,402
Dow, Inc.	108,772	3,319,721
Olin Corp.	557,893	9,707,338
Sensient Technologies Corp.	72,232	9,746,986
Solstice Advanced Materials, Inc.	15,140	959,725
		92,567,762
Commercial Services & Supplies — 0.8%
GFL Environmental, Inc.	930,510	39,351,268
Construction & Engineering — 2.0%
Arcosa, Inc.	653,702	94,982,901
Construction Materials — 1.5%
Amrize Ltd.	451,026	19,709,836
CRH PLC	555,152	52,345,282
		72,055,118
Diversified Telecommunication Services — 0.1%
Space Exploration Technologies Corp., Class A(a)	34,856	5,008,459
Electrical Equipment — 0.9%
Atkore, Inc.	163,243	15,294,237
DPC Holdings PLC(a)	28,955	1,214,952
GE Vernova, Inc.	25,601	23,003,266
Innio NV(a)	84,155	1,699,931
		41,212,386
Electronic Equipment, Instruments & Components — 0.1%
Keysight Technologies, Inc.(a)	21,231	6,851,244
Entertainment — 3.8%
Netflix, Inc.(a)	76,731	6,219,048
Warner Bros Discovery, Inc., Class A(a)	6,195,804	176,766,288
		182,985,336
Health Care Equipment & Supplies — 1.5%
Envista Holdings Corp.(a)(b)	1,555,477	42,215,646
Medline, Inc., Class A(a)	533,567	18,690,852
Varex Imaging Corp.(a)	593,053	10,965,550
		71,872,048
Health Care Providers & Services — 3.7%
Brookdale Senior Living, Inc.(a)(b)	2,639,879	31,124,173
Cigna Group (The)	175,459	48,440,721
Elevance Health, Inc.	1,897	744,648
Humana, Inc.	135,397	51,888,192
Tenet Healthcare Corp.(a)	36,450	9,692,420
UnitedHealth Group, Inc.	86,099	33,527,812
		175,417,966
Security	Shares	Value
Health Care REITs — 1.8%
Ventas, Inc.	344,975	$ 31,451,371
Welltower, Inc.	237,964	56,216,615
		87,667,986
Hotels, Restaurants & Leisure — 1.5%
Caesars Entertainment, Inc.(a)	1,992,037	59,163,499
Jersey Mike’s Subs, Inc., Class A(a)(b)	650,100	13,944,645
		73,108,144
Industrial Conglomerates — 0.7%
DuPont de Nemours, Inc.	146,917	19,773,559
Honeywell International, Inc.	65,819	14,054,331
		33,827,890
Interactive Media & Services — 0.1%
Meta Platforms, Inc., Class A	12,082	6,915,012
IT Services — 0.4%
Cloudflare, Inc., Class A(a)	31,849	9,717,448
Quantinuum, Inc., Class A(a)(b)	21,235	1,063,873
Shopify, Inc., Class A(a)	40,418	5,956,401
Snowflake, Inc., Class A(a)	13,471	4,464,694
		21,202,416
Life Sciences Tools & Services — 5.2%
Bio-Techne Corp.	1,470,190	106,309,439
Danaher Corp.	272,445	58,183,354
Thermo Fisher Scientific, Inc.	75,729	46,732,366
Waters Corp.(a)	85,871	35,604,693
		246,829,852
Media — 0.0%
DoubleVerify Holdings, Inc.(a)	133,158	1,784,317
Oil, Gas & Consumable Fuels — 0.6%
Williams Cos., Inc. (The)	356,591	26,762,154
Personal Care Products — 1.0%
Coty, Inc., Class A(a)	5,634,252	16,057,618
Estee Lauder Cos., Inc. (The), Class A	138,909	14,210,391
Kenvue, Inc.	1,043,135	19,694,389
		49,962,398
Pharmaceuticals — 1.3%
Blossomhill Therapeutics, Inc.(a)	3,910	71,553
Braveheart Bio, Inc.(a)(b)	7,384	188,292
Crinetics Pharmaceuticals, Inc.(a)	703,562	59,767,592
		60,027,437
Professional Services — 0.4%
CBIZ, Inc.(a)	130,251	7,097,377
UL Solutions, Inc., Class A	163,528	12,186,106
		19,283,483
Semiconductors & Semiconductor Equipment — 3.8%
Broadcom, Inc.	83,795	31,032,640
Entegris, Inc.	104,975	14,202,068
GLOBALFOUNDRIES, Inc.	225,255	10,066,646
Lattice Semiconductor Corp.(a)	57,533	6,635,856
NXP Semiconductors NV	37,168	8,349,419
Qnity Electronics, Inc.	316,918	37,849,517
QUALCOMM, Inc.	44,126	7,522,600
Silicon Laboratories, Inc.(a)	280,071	61,349,553
SK hynix, Inc., ADR(a)	17,905	2,946,805
		179,955,104
Software — 0.7%
Crowdstrike Holdings, Inc., Class A(a)	55,392	12,795,552
Elastic NV(a)	38,015	3,708,363

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Five9, Inc.(a)	29,644	$ 1,024,497
Salesforce, Inc.	16,153	4,160,044
ServiceNow, Inc.(a)	31,277	4,628,683
Unity Software, Inc.(a)	34,673	1,459,733
Workday, Inc., Class A(a)	14,710	2,904,489
Zoom Communications, Inc., Class A(a)	24,773	2,395,054
		33,076,415
Specialty Retail — 0.5%
Bath & Body Works, Inc.	65,264	1,256,332
Bob’s Discount Furniture, Inc.(a)	407,479	6,857,872
Carvana Co., Class A(a)	103,668	7,615,451
Reformation, Inc.(a)(b)	478,000	6,840,180
		22,569,835
Total Common Stocks — 40.8% (Cost: $1,554,042,524)		1,959,259,045

		Par (000)
Corporate Bonds
Aerospace & Defense — 0.4%
Bombardier, Inc.
8.75%, 11/15/30(c)	USD	6,147	6,474,254
7.00%, 06/01/32(c)		7,000	7,234,290
TransDigm, Inc., 4.63%, 01/15/29		3,670	3,603,583
			17,312,127
Capital Markets — 0.3%
Robinhood Markets, Inc., Class A, 0.00%, 10/01/29(c)(d)(e)		12,518	12,686,570
Chemicals — 0.1%
Element Solutions, Inc., 3.88%, 09/01/28(c)		5,000	4,883,449
Commercial Services & Supplies — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.63%, 06/01/28(c)		12,000	11,821,295
Communications Equipment — 0.2%
Ciena Corp., 0.00%, 09/15/31(c)(d)(e)		10,813	10,180,439
Construction & Engineering — 0.2%
Arcosa, Inc.
4.38%, 04/15/29(c)		3,440	3,375,244
6.88%, 08/15/32(c)		4,560	4,722,391
			8,097,635
Diversified Consumer Services — 0.3%
Sotheby’s, 8.25%, 04/15/31(c)		16,523	16,730,578
Diversified Telecommunication Services — 0.1%
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC, 6.63%, 09/01/31(c)		3,000	2,957,113
Entertainment — 0.2%
OAK-Eagle Acquireco, Inc., 7.25%, 07/01/33(c)		8,653	8,998,419
Financial Services — 0.1%
Coinbase Global, Inc., Class A, 0.00%, 10/01/29(d)(e)		5,749	5,251,712
Ground Transportation — 0.1%
Uber Technologies, Inc., Series 2028, 0.88%, 12/01/28(d)		3,306	4,033,320
Health Care Equipment & Supplies — 0.1%
Integer Holdings Corp., 1.88%, 03/15/30(d)		5,000	5,057,500
Security		Par (000)	Value
Health Care Providers & Services — 0.7%
Brookdale Senior Living, Inc., 3.50%, 10/15/29(d)	USD	8,391	$ 12,440,497
LifePoint Health, Inc., 7.00%, 05/01/34(c)		7,055	6,633,453
Tenet Healthcare Corp., 4.25%, 06/01/29		13,767	13,410,381
			32,484,331
Health Care REITs — 0.1%
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(c)		6,313	6,401,092
Hotels, Restaurants & Leisure — 0.2%
DoorDash, Inc., Class A, 0.00%, 05/15/30(d)(e)		1,961	2,097,290
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29(c)		9,500	9,257,287
			11,354,577
Insurance — 0.2%
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(c)		9,172	9,124,479
IT Services — 0.8%
Akamai Technologies, Inc., 0.00%, 05/15/30(c)(d)(e)		7,599	6,892,293
Cloudflare, Inc.
Class A, 0.00%, 06/15/30(d)(e)		6,047	8,734,163
Class A, 0.00%, 08/15/31(c)(d)(e)		8,163	8,036,474
CoreWeave, Inc.
1.75%, 12/01/31(c)(d)		7,056	7,123,032
1.75%, 10/01/32(c)(d)		10,750	10,006,100
			40,792,062
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 03/01/31(c)		9,722	9,846,208
EchoStar Corp., 10.75%, 11/30/29		3,600	3,890,961
Versant Media Group, Inc., 7.25%, 01/30/31(c)		3,805	3,945,857
			17,683,026
Metals & Mining — 0.1%
First Quantum Minerals Ltd.
8.00%, 03/01/33(c)		5,000	5,212,275
7.25%, 02/15/34(c)		1,202	1,230,547
			6,442,822
Passenger Airlines — 0.4%
Latam Airlines Group SA
7.88%, 04/15/30(c)		7,000	7,181,510
7.63%, 01/07/31(c)		10,981	11,281,550
			18,463,060
Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(c)		4,152	4,161,878
Real Estate Management & Development — 0.5%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(c)		7,000	7,036,533
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(c)		7,000	7,500,087
Compass, Inc., 0.25%, 04/15/31(c)(d)		1,914	1,920,316
Howard Hughes Corp. (The), 4.13%, 02/01/29(c)		8,000	7,753,836
			24,210,772

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.5%
ON Semiconductor Corp., 0.00%, 05/01/31(c)(d)(e)	USD	3,824	$ 3,395,712
Onto Innovation, Inc., 0.00%, 06/01/31(c)(d)(e)		12,354	13,360,851
SiTime Corp., 0.00%, 06/15/31(d)(e)		5,063	4,956,677
			21,713,240
Software — 1.0%
Cloud Software Group LLC, 6.50%, 03/31/29(c)		20,809	20,712,756
Dynatrace LLC, 0.00%, 09/01/31(c)(d)(e)		9,454	10,172,504
Nebius Group NV
1.00%, 09/15/30(c)(d)		2,861	4,756,413
1.25%, 03/15/31(c)(d)		8,217	11,106,919
			46,748,592
Specialty Retail — 0.2%
Michaels Cos., Inc. (The), 8.50%, 03/15/33(c)		11,467	11,351,619
Total Corporate Bonds — 7.5% (Cost: $345,562,236)			358,941,707
Floating Rate Loan Interests(f)
Aerospace & Defense — 0.6%
TransDigm, Inc.
New Tranche K Term Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 2.25%), 5.94%, 03/22/30		19,664	19,705,791
Tranche N Term Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 2.50%), 6.19%, 02/13/33		10,974	11,004,894
			30,710,685
Building Products — 0.1%
MITER Brands Acquisition Holdco, Inc., Term B-3 Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 2.75%), 6.44%, 03/28/31		6,812	6,726,746
Chemicals — 0.2%
SP Motion Holdco Ltd., Term Loan B, (1 mo. CME Term SOFR US at 0.00% Floor + 2.50%), 2.50%, 06/24/33		7,920	7,948,591
Electrical Equipment — 0.1%
Project Aurora U.S. Finco, Inc., Facility B2, (3 mo. CME Term SOFR US at 0.00% Floor + 2.75%), 6.48%, 12/06/32		3,686	3,695,691
Food Products — 0.2%
Primary Products Finance LLC, 2024 Second Replacement Term B Loan, (3 mo. CME Term SOFR US at 0.50% Floor + 3.25%), 7.00%, 04/01/29		7,496	7,486,823
Hotels, Restaurants & Leisure — 0.2%
Fertitta Entertainment LLC, Initial B Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 3.25%), 6.94%, 01/27/29		7,997	8,013,591
IT Services — 0.1%
Stubhub Holdco Sub LLC, Extended USD Term B Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 4.75%), 8.44%, 03/15/30		7,112	7,126,421
Machinery — 0.1%
TK Elevator U.S. Newco, Inc., Facility B (USD), (6 mo. CME Term SOFR US at 0.50% Floor + 2.75%), 6.70%, 04/30/30		4,936	4,958,739
Security		Par (000)	Value
Media — 1.2%
Discovery Global Holdings, Inc., Initial Dollar Term Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 2.50%), 6.19%, 06/03/33	USD	25,640	$ 25,690,248
Numericable U.S. LLC, USD TLB-14 Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 6.88%), 10.62%, 05/31/31		33,270	33,719,413
			59,409,661
Metals & Mining — 0.2%
Arsenal AIC Parent LLC, 2025 Refinancing Term B Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 2.75%), 6.44%, 08/18/30		11,529	11,566,014
Oil, Gas & Consumable Fuels — 0.4%
TK Elevator U.S. Newco, Inc., Facility B2 USD, (6 mo. CME Term SOFR US at 0.50% Floor + 2.75%), 6.70%, 04/30/30		17,223	17,311,705
Software — 1.3%
Bending Spoons U.S., Inc., Tranche B Term Loan, (1 mo. CME Term SOFR US at 1.00% Floor + 5.63%), 9.28%, 03/07/31		7,893	7,947,217
Cloud Software Group, Inc., Tenth Amendment Tranche B-1 Term Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 3.25%), 6.98%, 08/13/32		38,980	36,999,024
CoreWeave Financing DDTL V LLC, Delayed Draw Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 4.50%), 8.15%, 11/15/31		6,917	6,973,502
Oak-Eagle Acquireco, Inc., Tranche B-1 Term Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 3.50%), 7.25%, 08/04/33		10,000	10,092,000
			62,011,743
Specialty Retail — 0.2%
Restoration Hardware, Inc., Initial Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 2.50%), 6.30%, 10/20/28		7,933	7,792,139
Wireless Telecommunication Services — 0.2%
Iridium Satellite LLC, Term B-4 Loan, (1 mo. CME Term SOFR US at 0.75% Floor + 2.25%), 5.94%, 09/20/30		8,000	8,002,480
Total Floating Rate Loan Interests — 5.1% (Cost: $244,153,573)			242,761,029

	Shares
Investment Companies
Equity Funds — 0.0%
Altaba, Inc. Escrow(a)	445,570	571,666
Total Investment Companies — 0.0% (Cost: $ —)		571,666
Preferred Securities
Preferred Stocks — 0.3%
Interactive Media & Services — 0.3%
Alphabet, Inc., Series A, 6.25%(d)	240,000	11,630,400

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software — 0.0%
DataRobot, Inc., Series F, (Acquired 10/27/20, cost $2,186,006)(a)(g)(h)	166,337	$ 532,278
Total Preferred Securities — 0.3% (Cost: $14,288,942)		12,162,678
Rights
Biotechnology — 0.0%
Blueprint Medicines Corp., CVR(a)(g)	214,796	212,648
Gracell Biotechnologies, Inc., CVR(a)	291,020	14,551
		227,199
Capital Markets — 0.0%
TPG, Inc., CVR(a)(g)	1,767,953	17,680
Total Rights — 0.0% (Cost: $—)		244,879
Total Long-Term Investments — 53.7% (Cost: $2,158,047,275)		2,573,941,004
Short-Term Securities
Money Market Funds — 45.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(i)(j)(k)	10,782,981	10,786,216
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(i)(j)	2,149,264,678	2,149,264,678
Total Short-Term Securities — 45.0% (Cost: $2,160,051,241)		2,160,050,894
Total Investments — 98.7% (Cost: $4,318,098,516)		4,733,991,898
Other Assets Less Liabilities — 1.3%		63,344,816
Net Assets — 100.0%		$ 4,797,336,714

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Convertible security.
(e)	Zero-coupon bond.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $532,278, representing less than 0.05% of its net assets as of period end, and an original cost of $2,186,006.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 17,121,875	$ —	$ (6,338,309)(a)	$ 3,024	$ (374)	$ 10,786,216	10,782,981	$ 38,732 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	2,023,594,657	125,670,021 (a)	—	—	—	2,149,264,678	2,149,264,678	17,719,874	—
				$ 3,024	$ (374)	$ 2,160,050,894		$ 17,758,606	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Event Driven Equity Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
NASDAQ 100 E-Mini Index	22	09/18/26	$ 12,986	$ (1,848)
Russell 2000 E-Mini Index	949	09/18/26	140,390	905,185
S&P 500 E-Mini Index	810	09/18/26	311,810	(6,389,957)
				$ (5,486,620)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V3	5.00%	Quarterly	06/20/31	USD	36,260	$(3,229,109)	$(1,331,178)	$(1,897,931)
CDX.NA.IG.46.V1	1.00	Quarterly	06/20/31	USD	37,000	(864,247)	(529,881)	(334,366)
						$(4,093,356)	$(1,861,059)	$(2,232,297)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
ARC Resources Ltd.	Goldman Sachs Bank USA	USD	26,669,853	08/18/31	0.55%	1D CORRA	Monthly	$ (71,800)
ARC Resources Ltd.	JPMorgan Chase Bank N.A.		136,689,350	02/09/27	-	CABROVER	Monthly	1,785,974
ARC Resources Ltd.	Merrill Lynch International		33,498,454	02/15/28	0.20%	CABROVER	Monthly	(90,184)
Axalta Coating Systems Ltd.	Citibank N.A.		98,167,292	02/24/28	0.20%	1D OBFR01	Monthly	980,040
Beazley PLC	Citibank N.A.		37,315,471	06/25/27	0.25%	1D SONIA	Monthly	(129,438)
Beazley PLC	SG Americas Securities LLC		149,589,687	12/08/27	0.25%	1D SONIA	Monthly	(115,216)
Caesars Entertainment, Inc.	Morgan Stanley & Co. International PLC		772,050	11/06/26	0.20%	1D FEDL01	Monthly	1,041
Delivery Hero SE	BNP Paribas SA		28,583,836	07/14/28	0.26%	1D ESTR	Monthly	(345,003)
Ecolab, Inc.	Morgan Stanley & Co. International PLC		713,145	11/06/26	0.20%	1D FEDL01	Monthly	(9,393)
Elastic NV	Citibank N.A.		110,709	02/24/28	0.20%	1D OBFR01	Monthly	19,032
Elevance Health, Inc.	Citibank N.A.		10,799,745	02/24/28	0.20%	1D OBFR01	Monthly	(270,644)
Elevance Health, Inc.	Morgan Stanley & Co. International PLC		11,844,972	11/06/26	0.20%	1D FEDL01	Monthly	(296,838)
Exail Technologies SA	JPMorgan Chase Bank N.A.		30,060,321	02/09/27	(1.25)%	1D ESTR	Monthly	(79,992)
GE Vernova, Inc.	Morgan Stanley & Co. International PLC		520,039	11/06/26	0.20%	1D FEDL01	Monthly	(24,051)
General Electric Co.	Morgan Stanley & Co. International PLC		18,973,829	11/06/26	0.20%	1D FEDL01	Monthly	(340,246)
Intertek Group PLC	BNP Paribas SA		122,484,265	05/02/28	0.25%	1D SONIA	Monthly	(1,174,692)
Intertek Group PLC	Citibank N.A.		44,083,769	06/25/27	0.25%	1D SONIA	Monthly	(348,090)
Kenvue, Inc.	JPMorgan Chase Bank N.A.		235,077,229	02/09/27	0.20%	1D OBFR01	Monthly	(1,852,947)
Kenvue, Inc.	UBS AG		43,614,446	11/05/29	0.20%	1D OBFR01	Monthly	208,904
LXP Industrial Trust	Barclays Bank PLC		29,159,802	07/23/27	0.20%	1D OBFR01	Monthly	(195,607)
MarketAxess Holdings, Inc.	JPMorgan Chase Bank N.A.		85,317,375	02/09/27	0.20%	1D OBFR01	Monthly	68,254
Mettler-Toledo International, Inc.	Morgan Stanley & Co. International PLC		1,509,402	11/06/26	0.20%	1D FEDL01	Monthly	6,744
Norfolk Southern Corp.	Citibank N.A.		87,163,822	02/24/28	0.20%	1D OBFR01	Monthly	(2,516,288)
Norfolk Southern Corp.	JPMorgan Chase Bank N.A.		187,831,179	02/09/27	0.20%	1D OBFR01	Monthly	4,972,085
Olin Corp.	Morgan Stanley & Co. International PLC		1,736,039	11/06/26	0.20%	1D FEDL01	Monthly	(16,797)
Payoneer Global, Inc.	JPMorgan Chase Bank N.A.		29,280,793	02/09/27	0.20%	1D OBFR01	Monthly	82,597
Penumbra, Inc.	Citibank N.A.		107,212,726	02/24/28	0.20%	1D OBFR01	Monthly	(215,253)
Penumbra, Inc.	JPMorgan Chase Bank N.A.		142,986,237	02/09/27	0.20%	1D OBFR01	Monthly	(1,263,269)
Roku, Inc., Class A	JPMorgan Chase Bank N.A.		124,312,015	02/09/27	0.20%	1D OBFR01	Monthly	4,167,203
Roku, Inc., Class A	Merrill Lynch International		31,139,894	02/15/28	0.20%	1D OBFR01	Monthly	(271,449)
Rotork PLC	SG Americas Securities LLC		29,573,536	12/08/27	0.25%	1D SONIA	Monthly	(334,314)
Schroders PLC	SG Americas Securities LLC		28,312,485	12/08/27	0.25%	1D SONIA	Monthly	(12,467)
Secure Waste Infrastructure Corp.	Goldman Sachs Bank USA		42,725,644	08/18/31	0.55%	1D CORRA	Monthly	797,451

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Event Driven Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Segro PLC	UBS AG	USD	64,279,364	11/05/29	0.25%	1D SONIA	Monthly	$ (24,718)
Senior PLC	Citibank N.A.		15,095,428	06/25/27	0.25%	1D SONIA	Monthly	-
Senior PLC	SG Americas Securities LLC		14,763,080	12/08/27	0.25%	1D SONIA	Monthly	100,944
Tate & Lyle PLC	SG Americas Securities LLC		21,490,070	12/08/27	0.25%	1D SONIA	Monthly	(91,354)
Teck Resources Ltd., Class B	Citibank N.A.		103,230,715	02/24/28	0.20%	1D OBFR01	Monthly	(3,058,688)
Total long positions of equity swaps								41,531
Short Contracts(b)
3M Co.	Morgan Stanley & Co. International PLC		(5,266,295)	11/06/26	(0.15)%	1D FEDL01	Monthly	211,228
Advanced Micro Devices, Inc.	Citibank N.A.		(455,375)	02/24/28	(0.15)%	1D OBFR01	Monthly	(13,933)
Advanced Micro Devices, Inc.	Morgan Stanley & Co. International PLC		(4,853,307)	11/06/26	(0.15)%	1D FEDL01	Monthly	(141,974)
Agilent Technologies, Inc.	Morgan Stanley & Co. International PLC		(6,837,761)	11/06/26	(0.15)%	1D FEDL01	Monthly	(5,794)
Akamai Technologies, Inc.	JPMorgan Chase Bank N.A.		(2,046,774)	02/09/27	(0.15)%	1D OBFR01	Monthly	161,674
Akzo Nobel NV	Citibank N.A.		(125,510,279)	11/24/26	(0.27)%	1D OBFR01	Monthly	(1,852,362)
Alphabet, Inc., Class A	JPMorgan Chase Bank N.A.		(9,009,504)	02/09/27	(0.15)%	1D OBFR01	Monthly	457,884
AMETEK, Inc.	Morgan Stanley & Co. International PLC		(6,842,306)	11/06/26	(0.15)%	1D FEDL01	Monthly	201,340
Amgen, Inc.	Morgan Stanley & Co. International PLC		(7,039,302)	11/06/26	(0.15)%	1D FEDL01	Monthly	221,406
Analog Devices, Inc.	Citibank N.A.		(417,566)	02/24/28	(0.15)%	1D OBFR01	Monthly	10,159
Analog Devices, Inc.	Morgan Stanley & Co. International PLC		(3,554,921)	11/06/26	(0.15)%	1D FEDL01	Monthly	83,447
Anglo American PLC	Citibank N.A.		(109,139,468)	11/24/26	(0.15)%	1D OBFR01	Monthly	(1,743,846)
Antero Midstream Corp.	Morgan Stanley & Co. International PLC		(2,589,959)	11/06/26	(0.15)%	1D FEDL01	Monthly	(32,755)
Applied Materials, Inc.	Citibank N.A.		(352,975)	02/24/28	(0.15)%	1D OBFR01	Monthly	18,808
Applied Materials, Inc.	Morgan Stanley & Co. International PLC		(4,005,093)	11/06/26	(0.15)%	1D FEDL01	Monthly	206,874
ASML Holding NV, Registered Shares	Citibank N.A.		(466,355)	02/24/28	(0.15)%	1D OBFR01	Monthly	11,824
ASML Holding NV, Registered Shares	Morgan Stanley & Co. International PLC		(3,997,661)	11/06/26	(0.15)%	1D FEDL01	Monthly	98,534
Avantor, Inc.	Morgan Stanley & Co. International PLC		(8,682,757)	11/06/26	(0.15)%	1D FEDL01	Monthly	(170,489)
Avery Dennison Corp.	Barclays Bank PLC		(4,555,696)	12/23/26	(0.15)%	1D OBFR01	Monthly	237,594
Avery Dennison Corp.	Morgan Stanley & Co. International PLC		(1,553,650)	11/06/26	(0.15)%	1D FEDL01	Monthly	81,028
Ball Corp.	Barclays Bank PLC		(2,936,070)	12/23/26	(0.10)%	1D OBFR01	Monthly	66,087
Ball Corp.	Morgan Stanley & Co. International PLC		(3,149,236)	11/06/26	(0.15)%	1D FEDL01	Monthly	70,885
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley & Co. International PLC		(7,624,511)	11/06/26	(0.15)%	1D FEDL01	Monthly	(87,078)
Boston Scientific Corp.	Citibank N.A.		(14,120,173)	02/24/28	(0.15)%	1D OBFR01	Monthly	204,557
Boston Scientific Corp.	JPMorgan Chase Bank N.A.		(19,256,142)	02/09/27	(0.15)%	1D OBFR01	Monthly	824,282
Carlisle Cos., Inc.	Morgan Stanley & Co. International PLC		(4,813,178)	11/06/26	(0.15)%	1D FEDL01	Monthly	211,635
Carpenter Technology Corp.	Morgan Stanley & Co. International PLC		(7,532,038)	11/06/26	(0.15)%	1D FEDL01	Monthly	10,796
Caterpillar, Inc.	Morgan Stanley & Co. International PLC		(7,203,840)	11/06/26	(0.15)%	1D FEDL01	Monthly	119,914
Celanese Corp., Class A	Morgan Stanley & Co. International PLC		(921,856)	11/06/26	(0.15)%	1D FEDL01	Monthly	(4,481)
Ciena Corp.	JPMorgan Chase Bank N.A.		(3,531,559)	02/09/27	(0.15)%	1D OBFR01	Monthly	44,634
Cloudflare, Inc., Class A	JPMorgan Chase Bank N.A.		(9,619,970)	02/09/27	(0.15)%	1D OBFR01	Monthly	144,779
Coinbase Global, Inc., Class A	JPMorgan Chase Bank N.A.		(801,438)	02/09/27	(0.15)%	1D OBFR01	Monthly	(150,826)
Compass, Inc., Class A	JPMorgan Chase Bank N.A.		(1,054,223)	02/09/27	(0.15)%	1D OBFR01	Monthly	156,433
CoreWeave, Inc., Class A	JPMorgan Chase Bank N.A.		(10,507,475)	02/09/27	(0.15)%	1D OBFR01	Monthly	485,617
Cummins, Inc.	Morgan Stanley & Co. International PLC		(6,470,335)	11/06/26	(0.15)%	1D FEDL01	Monthly	81,327
Curtiss-Wright Corp.	Morgan Stanley & Co. International PLC		(5,467,602)	11/06/26	(0.15)%	1D FEDL01	Monthly	287,163
DENTSPLY SIRONA, Inc.	Morgan Stanley & Co. International PLC		(6,064,391)	11/06/26	(0.15)%	1D FEDL01	Monthly	(155,926)
DoorDash, Inc., Class A	JPMorgan Chase Bank N.A.		(921,301)	02/09/27	(0.15)%	1D OBFR01	Monthly	(90,244)
Dover Corp.	Morgan Stanley & Co. International PLC		(6,138,343)	11/06/26	(0.15)%	1D FEDL01	Monthly	282,114
DT Midstream, Inc.	Morgan Stanley & Co. International PLC		(2,488,646)	11/06/26	(0.15)%	1D FEDL01	Monthly	(104,502)
Dynatrace, Inc.	JPMorgan Chase Bank N.A.		(4,801,397)	02/09/27	(0.15)%	1D OBFR01	Monthly	(685,880)
Eastman Chemical Co.	Barclays Bank PLC		(3,162,306)	12/23/26	0.02%	1D OBFR01	Monthly	10,876
Eastman Chemical Co.	Morgan Stanley & Co. International PLC		(2,247,502)	11/06/26	(0.15)%	1D FEDL01	Monthly	7,730
Eaton Corp. PLC	Morgan Stanley & Co. International PLC		(6,894,263)	11/06/26	(0.15)%	1D FEDL01	Monthly	114,547
Ecolab, Inc.	Barclays Bank PLC		(5,563,107)	12/23/26	-	1D OBFR01	Monthly	73,275
Emerson Electric Co.	Morgan Stanley & Co. International PLC		(7,242,166)	11/06/26	(0.15)%	1D FEDL01	Monthly	235,262
Fox Corp., NVS, Class A	JPMorgan Chase Bank N.A.		(50,328,209)	02/09/27	(0.15)%	1D OBFR01	Monthly	(3,118,730)
Fox Corp., NVS, Class A	Merrill Lynch International		(13,192,042)	02/15/28	(0.15)%	1D OBFR01	Monthly	350,822
GFL Environmental, Inc.	Goldman Sachs Bank USA		(34,263,102)	08/18/31	(0.15)%	1D CORRA	Monthly	(558,961)

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Event Driven Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
HCA Healthcare, Inc.	Barclays Bank PLC	USD	(982,530)	03/22/27	(0.15)%	1D OBFR01	Monthly	$ 33,854
Healthpeak Properties, Inc.	Morgan Stanley & Co. International PLC		(6,947,816)	11/06/26	(0.15)%	1D FEDL01	Monthly	260,182
HEICO Corp.	Morgan Stanley & Co. International PLC		(8,000,208)	11/06/26	(0.15)%	1D FEDL01	Monthly	486,084
Henry Schein, Inc.	Morgan Stanley & Co. International PLC		(6,194,002)	11/06/26	(0.15)%	1D FEDL01	Monthly	(20,068)
Hexcel Corp.	Morgan Stanley & Co. International PLC		(7,269,437)	11/06/26	(0.15)%	1D FEDL01	Monthly	(7,012)
Illinois Tool Works, Inc.	Morgan Stanley & Co. International PLC		(6,812,284)	11/06/26	(0.15)%	1D FEDL01	Monthly	205,332
Illumina, Inc.	Morgan Stanley & Co. International PLC		(7,318,268)	11/06/26	(0.15)%	1D FEDL01	Monthly	314,408
International Paper Co.	Morgan Stanley & Co. International PLC		(1,501,325)	11/06/26	(0.15)%	1D FEDL01	Monthly	113,770
IQVIA Holdings, Inc.	Morgan Stanley & Co. International PLC		(7,778,574)	11/06/26	(0.15)%	1D FEDL01	Monthly	(28,395)
Kimberly-Clark Corp.	JPMorgan Chase Bank N.A.		(195,151,632)	02/09/27	(0.15)%	1D OBFR01	Monthly	126,464
Kimberly-Clark Corp.	UBS AG		(36,632,100)	11/05/29	-	1D OBFR01	Monthly	(13,579)
Kinder Morgan, Inc.	Morgan Stanley & Co. International PLC		(4,965,208)	11/06/26	(0.15)%	1D FEDL01	Monthly	(198,608)
KLA Corp.	Citibank N.A.		(181,570)	02/24/28	(0.15)%	1D OBFR01	Monthly	6,120
KLA Corp.	Morgan Stanley & Co. International PLC		(3,820,172)	11/06/26	(0.15)%	1D FEDL01	Monthly	125,020
Lam Research Corp.	Citibank N.A.		(574,745)	02/24/28	(0.15)%	1D OBFR01	Monthly	16,084
Lam Research Corp.	Morgan Stanley & Co. International PLC		(3,975,904)	11/06/26	(0.15)%	1D FEDL01	Monthly	109,294
Linde PLC	Morgan Stanley & Co. International PLC		(6,081,272)	11/06/26	(0.15)%	1D FEDL01	Monthly	1,178
LyondellBasell Industries NV, Class A	Morgan Stanley & Co. International PLC		(1,030,486)	11/06/26	(0.15)%	1D FEDL01	Monthly	1,897
Martin Marietta Materials, Inc.	Morgan Stanley & Co. International PLC		(5,706,943)	11/06/26	(0.15)%	1D FEDL01	Monthly	154,259
Merck & Co., Inc.	Morgan Stanley & Co. International PLC		(6,951,754)	11/06/26	(0.15)%	1D FEDL01	Monthly	133,812
Mettler-Toledo International, Inc.	Citibank N.A.		(7,699,491)	02/24/28	(0.15)%	1D OBFR01	Monthly	(34,400)
Mettler-Toledo International, Inc.	JPMorgan Chase Bank N.A.		(177,014)	02/09/27	(0.15)%	1D OBFR01	Monthly	2,776
Microchip Technology, Inc.	Citibank N.A.		(283,185)	02/24/28	(0.15)%	1D OBFR01	Monthly	2,900
Microchip Technology, Inc.	Morgan Stanley & Co. International PLC		(3,356,119)	11/06/26	(0.15)%	1D FEDL01	Monthly	32,433
Micron Technology, Inc.	Citibank N.A.		(891,311)	02/24/28	(0.15)%	1D OBFR01	Monthly	(47,286)
Micron Technology, Inc.	Morgan Stanley & Co. International PLC		(6,179,609)	11/06/26	(0.15)%	1D FEDL01	Monthly	(322,498)
MKS, Inc.	Citibank N.A.		(562,874)	02/24/28	(0.15)%	1D OBFR01	Monthly	26,819
MKS, Inc.	Morgan Stanley & Co. International PLC		(3,309,617)	11/06/26	(0.15)%	1D FEDL01	Monthly	151,972
Monolithic Power Systems, Inc.	Citibank N.A.		(440,765)	02/24/28	(0.15)%	1D OBFR01	Monthly	5,920
Monolithic Power Systems, Inc.	Morgan Stanley & Co. International PLC		(3,394,876)	11/06/26	(0.15)%	1D FEDL01	Monthly	44,160
Moog, Inc., Class A	Morgan Stanley & Co. International PLC		(8,065,706)	11/06/26	(0.15)%	1D FEDL01	Monthly	175,789
Nebius Group NV, Class A	JPMorgan Chase Bank N.A.		(10,372,654)	02/09/27	(0.63)%	1D OBFR01	Monthly	(969,582)
ON Semiconductor Corp.	Citibank N.A.		(192,053)	02/24/28	(0.04)%	1D OBFR01	Monthly	(5,767)
ON Semiconductor Corp.	JPMorgan Chase Bank N.A.		(1,229,410)	02/09/27	(0.15)%	1D OBFR01	Monthly	87,683
ON Semiconductor Corp.	Morgan Stanley & Co. International PLC		(3,019,793)	11/06/26	(0.15)%	1D FEDL01	Monthly	(89,764)
Onto Innovation, Inc.	JPMorgan Chase Bank N.A.		(7,023,695)	02/09/27	(0.15)%	1D OBFR01	Monthly	625,351
Packaging Corp. of America	Morgan Stanley & Co. International PLC		(5,309,357)	11/06/26	(0.15)%	1D FEDL01	Monthly	318,715
Parker-Hannifin Corp.	Morgan Stanley & Co. International PLC		(6,943,716)	11/06/26	(0.15)%	1D FEDL01	Monthly	237,490
Pfizer, Inc.	Morgan Stanley & Co. International PLC		(6,440,988)	11/06/26	(0.15)%	1D FEDL01	Monthly	(112,838)
PPG Industries, Inc.	Barclays Bank PLC		(3,883,336)	12/23/26	-	1D OBFR01	Monthly	36,354
PPG Industries, Inc.	Morgan Stanley & Co. International PLC		(2,247,955)	11/06/26	(0.15)%	1D FEDL01	Monthly	21,044
Prologis, Inc.	UBS AG		(53,524,612)	11/05/29	-	1D SONIA	Monthly	266,443
Qorvo, Inc.	Citibank N.A.		(505,080)	02/24/28	(0.15)%	1D OBFR01	Monthly	(3,760)
Qorvo, Inc.	Morgan Stanley & Co. International PLC		(4,044,428)	11/06/26	(0.15)%	1D FEDL01	Monthly	(33,015)
Realty Income Corp.	Morgan Stanley & Co. International PLC		(5,542,915)	11/06/26	(0.15)%	1D FEDL01	Monthly	165,840
Regency Centers Corp.	Morgan Stanley & Co. International PLC		(5,413,700)	11/06/26	(0.15)%	1D FEDL01	Monthly	135,537
Republic Services, Inc.	JPMorgan Chase Bank N.A.		(7,931,067)	02/09/27	(0.15)%	1D OBFR01	Monthly	(232,810)
Revvity, Inc.	Morgan Stanley & Co. International PLC		(6,619,491)	11/06/26	(0.15)%	1D FEDL01	Monthly	(305,142)
Robinhood Markets, Inc., Class A	JPMorgan Chase Bank N.A.		(3,964,625)	02/09/27	(0.15)%	1D OBFR01	Monthly	(398,196)
Rockwell Automation, Inc.	Morgan Stanley & Co. International PLC		(7,363,195)	11/06/26	(0.15)%	1D FEDL01	Monthly	90,162
Shell PLC	Goldman Sachs Bank USA		(20,076,323)	08/19/31	(0.25)%	1D SONIA	Monthly	(312,171)
Shell PLC	JPMorgan Chase Bank N.A.		(103,530,514)	02/09/27	(0.25)%	1D SONIA	Monthly	(2,614,039)
Shell PLC	Merrill Lynch International		(25,216,695)	02/15/28	(0.10)%	1D SONIA	Monthly	(392,100)
Sherwin-Williams Co. (The)	Morgan Stanley & Co. International PLC		(1,378,945)	11/06/26	(0.15)%	1D FEDL01	Monthly	31,498
SiTime Corp.	JPMorgan Chase Bank N.A.		(2,343,794)	02/09/27	(0.15)%	1D OBFR01	Monthly	423,062
Skyworks Solutions, Inc.	Citibank N.A.		(495,700)	02/24/28	(0.15)%	1D OBFR01	Monthly	(1,112)
Skyworks Solutions, Inc.	Morgan Stanley & Co. International PLC		(3,966,529)	11/06/26	(0.23)%	1D FEDL01	Monthly	(13,798)
Smurfit Westrock PLC	Morgan Stanley & Co. International PLC		(1,544,009)	11/06/26	(0.15)%	1D FEDL01	Monthly	56,763
Solventum Corp.	Morgan Stanley & Co. International PLC		(6,710,251)	11/06/26	(0.15)%	1D FEDL01	Monthly	13,972

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Event Driven Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
State Street Consumer Staples Select Sector SPDR ETF	JPMorgan Chase Bank N.A.	USD	(15,001,236)	02/09/27	0.14%	1D OBFR01	Monthly	$ (5,298)
Stryker Corp.	Morgan Stanley & Co. International PLC		(5,941,228)	11/06/26	(0.15)%	1D FEDL01	Monthly	72,677
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Citibank N.A.		(413,401)	02/24/28	0.70%	1D OBFR01	Monthly	(5,242)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Morgan Stanley & Co. International PLC		(4,085,119)	11/06/26	(0.15)%	1D FEDL01	Monthly	(48,146)
Teradyne, Inc.	Citibank N.A.		(249,227)	02/24/28	(0.15)%	1D OBFR01	Monthly	10,293
Teradyne, Inc.	Morgan Stanley & Co. International PLC		(3,569,955)	11/06/26	(0.15)%	1D FEDL01	Monthly	145,119
Texas Instruments, Inc.	Citibank N.A.		(437,091)	02/24/28	(0.15)%	1D OBFR01	Monthly	(3,325)
Texas Instruments, Inc.	Morgan Stanley & Co. International PLC		(3,805,145)	11/06/26	(0.15)%	1D FEDL01	Monthly	(29,188)
Textron, Inc.	Morgan Stanley & Co. International PLC		(5,788,111)	11/06/26	(0.15)%	1D FEDL01	Monthly	111,208
Uber Technologies, Inc.	JPMorgan Chase Bank N.A.		(2,560,281)	02/09/27	(0.15)%	1D OBFR01	Monthly	78,054
UDR, Inc.	Morgan Stanley & Co. International PLC		(6,025,157)	11/06/26	(0.15)%	1D FEDL01	Monthly	226,002
Union Pacific Corp.	Citibank N.A.		(76,515,899)	02/24/28	(0.15)%	1D OBFR01	Monthly	2,269,351
Union Pacific Corp.	JPMorgan Chase Bank N.A.		(164,371,265)	02/09/27	(0.15)%	1D OBFR01	Monthly	(4,741,479)
United Parcel Service, Inc., Class B	Morgan Stanley & Co. International PLC		(4,679,307)	11/06/26	(0.15)%	1D FEDL01	Monthly	(68,787)
Universal Health Services, Inc., Class B	Barclays Bank PLC		(1,061,046)	03/22/27	(0.15)%	1D OBFR01	Monthly	36,511
Veralto Corp.	Morgan Stanley & Co. International PLC		(4,696,226)	11/06/26	(0.15)%	1D FEDL01	Monthly	37,808
VICI Properties, Inc.	Morgan Stanley & Co. International PLC		(5,194,865)	11/06/26	(0.15)%	1D FEDL01	Monthly	219,201
Vivmark Residential	Morgan Stanley & Co. International PLC		(12,337,634)	11/06/26	(0.15)%	1D FEDL01	Monthly	543,189
Vulcan Materials Co.	Morgan Stanley & Co. International PLC		(6,415,605)	11/06/26	(0.15)%	1D FEDL01	Monthly	147,870
Waste Connections, Inc.	JPMorgan Chase Bank N.A.		(4,097,822)	02/09/27	(0.15)%	1D OBFR01	Monthly	22,188
Waste Management, Inc.	JPMorgan Chase Bank N.A.		(7,910,833)	02/09/27	(0.15)%	1D OBFR01	Monthly	268,117
Xylem, Inc.	Morgan Stanley & Co. International PLC		(3,847,752)	11/06/26	(0.15)%	1D FEDL01	Monthly	137,155
Total short positions of equity swaps								(4,825,467)
Total long and short positions of equity swaps								(4,783,936)
Net dividends and financing fees								8,571,381
Total equity swap contracts including dividends and financing fees								$ 3,787,445

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Event Driven Equity Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,959,259,045	$ —	$ —	$ 1,959,259,045
Corporate Bonds	—	358,941,707	—	358,941,707
Floating Rate Loan Interests	—	242,761,029	—	242,761,029
Investment Companies	—	571,666	—	571,666
Preferred Securities	11,630,400	—	532,278	12,162,678
Rights	—	14,551	230,328	244,879
Short-Term Securities
Money Market Funds	2,160,050,894	—	—	2,160,050,894
Unfunded Floating Rate Loan Interests(a)	—	104,174	—	104,174
	$ 4,130,940,339	$ 602,393,127	$ 762,606	$ 4,734,096,072
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 905,185	$ 36,911,368	$ —	$ 37,816,553
Liabilities
Credit Contracts	—	(2,232,297)	—	(2,232,297)
Equity Contracts	(6,391,805)	(33,123,923)	—	(39,515,728)
	$ (5,486,620)	$ 1,555,148	$ —	$ (3,931,472)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
1D CORRA	CAD - 1D Overnight Bank of Canada Repo Rate
1D ESTR	EUR - 1D Euro Short-Term Rate
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
1D SONIA	GBP - 1D Sterling Overnight Index Average
ADR	American Depositary Receipt
CABROVER	Bank of Canada Overnight Rate Target
CME	Chicago Mercantile Exchange
CORRA	Canadian Overnight Repo Rate Average
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt